Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Future Annual Minimum Lease Payments

Future annual minimum lease payments under noncancellable operating leases with initial or remaining terms of one year or more at September 30, 2014 were as follows:

Year Ending December 31,	Operating
2014	$927
2015	3,811
2016	3,542
2017	3,181
2018	2,622
Thereafter	1,772

Total minimum lease payments	$15,855

Future annual minimum lease payments under noncancellable operating leases with initial or remaining terms of one year or more as of December 31, 2013 were as follows (dollars in thousands):

Year Ending December 31,	Operating
2014	$2,222
2015	2,092
2016	1,767
2017	1,465
2018	705
Thereafter	53

Total minimum lease payments	$8,304